Restricted cash and escrow receivables	12 Months Ended
Mar. 31, 2026
Restricted Cash and Investments [Abstract]
Restricted cash and escrow receivables
10.
Restricted cash and escrow receivables

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Buyer protection fund deposits from merchants on the marketplaces (i)	35,962	35,965
Others	7,819	6,073
	43,781	42,038

(i)
The amount represents buyer protection fund deposits received from merchants on the Company’s marketplaces, which are restricted for the purpose of compensating buyers for claims against merchants. A corresponding liability is recorded in other deposits and advances received under accrued expenses, accounts payable and other liabilities (Note 19) on the consolidated balance sheets.